TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current [Abstract]
Current	$ 774,248	$ 1,655,435
Receivables from other third-parties	49,020	646,575
Total trade and other receivables	$ 823,268	$ 2,302,010